Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 25,144	$ 1,204,411
Prepayment and deposits	3,333	339,306
Assets of discontinued operations	10,061	96,997
TOTAL CURRENT ASSETS	38,538	1,640,714
NON-CURRENT ASSETS:
Property and equipment, net of accumulated depreciation of $4,238 and $0	18,854
Right-of-use asset - operating lease	87,653
Rent deposits	6,832
Assets of discontinued operations	113,645	551,762
NET NON-CURRENT ASSETS	226,984	551,762
TOTAL ASSETS	265,522	2,192,477
CURRENT LIABILITIES
Accounts payable and accrued liabilities	18,026	56,211
Accrued interest payable	42,195	41,824
Accrued compensation - related parties	154,500	58,500
Right-of-use liability - operating lease	24,138
Convertible notes payable, net of debt discount of $370,923 and $282,144	74,827	144,106
Loans payable	55,000	30,000
Loans payable to related parties, net of discount of $0 and $69,126	25,392	84,346
Derivative liabilities	517,366	458,745
Billing in excess of costs and estimated earnings		1,657,998
Net liabilities of discontinued operations	566,552	419,680
TOTAL CURRENT LIABILITIES	1,477,996	2,951,410
LONG-TERM LIABILITIES
Right-of-use liability - operating lease	63,515
Convertible notes payable, net of debt discount of $78,482 and $0	5,018
Long-term debt - related parties	110,000	350,000
TOTAL LONG-TERM LIABILITIES	178,533	350,000
TOTAL LIABILITIES	1,656,529	3,301,410
STOCKHOLDERS' DEFICIT
Preferred stock, (par value $0.0001, 5,000,000 shares authorized, of which 1 and -0- shares issued and outstanding as of December 31, 2020 and 2019, respectively)
Common stock (par value $.0001, 195,000,000 shares authorized, of which 55,066,855 and 27,208,356 shares issued and outstanding as of December 31, 2020 and 2019, respectively)	5,507	2,721
Treasury stock, at cost;	(3,894)	(103,537)
Common stock payable		25,000
Additional paid in capital	9,167,038	2,186,651
Retained deficit	(10,559,658)	(3,219,768)
TOTAL STOCKHOLDERS' DEFICIT	(1,391,007)	(1,108,933)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 265,522	$ 2,192,477